Equity Method Investments	6 Months Ended
Jun. 30, 2024
Investments accounted for using equity method [abstract]
Equity Method Investments
Note 8: Equity Method Investments
Equity method investments in the consolidated statement of financial position were comprised of the following:

	June 30,	December 31,

	2024	2023
YPL (1)	30	1,798
Other equity method investments	200	232
Total equity method investments	230	2,030

(1)	The balance as of June 30, 2024 represents undistributed cash from sale of remaining LSEG shares.
In May 2024, LSEG agreed to amend the terms of the contractual lock-up
provisions previously agreed between LSEG and the Blackstone consortium/Thomson Reuters entities that hold the LSEG shares. The amended terms allowed the Company to sell its remaining LSEG shares that it indirectly owned through its direct investment in York Parent Limited and its subsidiaries (“YPL”) in the second quarter of 2024. YPL is an entity jointly owned by the Company and Blackstone’s consortium (comprised of The Blackstone Group and its subsidiaries, and private equity funds affiliated with Blackstone).
The investment in LSEG was subject to equity accounting because the LSEG shares were held through YPL, over which the Company had significant influence. As YPL owned only the financial investment in LSEG shares, which the parties intended to sell over time, and was not involved in operating LSEG, the investment in LSEG shares held by YPL was accounted for at fair value, based on the share price of LSEG. As the investment in LSEG was denominated in British pounds sterling, the Company entered into a series of foreign exchange contracts to mitigate currency risk on its investment. The Company settled its remaining foreign exchange contracts in conjunction with the May 2024 LSEG share sale (see note 11).
In the three months ended June 30, 2024, the Company sold 5.9 million shares of LSEG and received $0.6 billion of gross proceeds, net of a $33 million payment to settle its remaining foreign exchange contracts. In the six months ended June 30, 2024, the Company sold 16.0 million shares of LSEG including 2.6 million that were subject to call options, for $1.9 billion of gross proceeds, which included $24 million received from the settlement of foreign exchange contracts and $58 million from shares sold in 2023 that settled in 2024. Of this amount, $1.8 billion was received in the form of dividends from YPL.
In the three months ended June 30, 2023, the Company sold 15.6 million shares of LSEG that it indirectly owned for gross proceeds of $1.6 billion, which included $28 million from the settlement of foreign exchange contracts. In the six months ended June 30, 2023, the Company sold 40.1 million shares of LSEG that it indirectly owned for gross proceeds of $3.9 billion, which included $124 million from the settlement of foreign exchange contracts. Of this amount, $3.8 billion was received in the form of dividends from YPL.
These amounts were recorded as a reduction of the Company’s investment (except for the amounts related to the settlement of the foreign exchange contracts) and presented as investing activities in the consolidated statement of cash flow.
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
YPL	68	421	68	995
Other equity method investments	(7)	(2)	(15)	(6)
Total share of post-tax earnings in equity method investments	61	419	53	989

The Company’s share of
post-tax
earnings in its YPL investment was comprised of the following items:

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
(Decrease) increase in LSEG share price	(36)	220	(86)	692
Foreign exchange gains (losses) on LSEG shares	3	113	(3)	278
Dividend income	6	45	6	45
Loss from forward contract	–	–	–	(77)
Gain from call options	–	–	22	–
Historical excluded equity adjustment (1)	95	43	129	57
YPL - Share of post-tax earnings in equity method investments	68	421	68	995

(1)	Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.
Set forth below is summarized financial information for 100% of YPL.

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
Mark-to-market of LSEG shares	(136)	955	(394)	2,496
Dividend income	32	112	32	112
Loss from forward contract	–	–	–	(179)
Gain from call options	18	–	92	–
Net (loss) earnings	(86)	1,067	(270)	2,429
Total comprehensive (loss) income	(86)	1,067	(270)	2,429
See note 19 for related party transactions with YPL.